UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2018

Item 1. Reports to Stockholders.

Annual Report
August 31, 2018

Loncar Cancer Immunotherapy ETF
Ticker: CNCR

Loncar China BioPharma ETF
Ticker: CHNA

Loncar ETFs

Loncar Cancer Immunotherapy ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR” or the “Fund”). The following information pertains to the fiscal period of September 1, 2017 through August 31, 2018.

The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index tracks the performance of a basket of companies that develop therapies to treat cancer by harnessing the body’s own immune system. It contains both leading large pharmaceutical companies and growth-oriented biotechnology companies.

The Fund had positive performance during the fiscal period ending on August 31, 2018. The market price for CNCR increased 1.27% and the NAV increased 1.63%, while the S&P 500, a broad market index, gained 19.66% over the same period. The Fund’s Index returned 2.47%. Meanwhile, outstanding shares ended the period at 2,300,000.

For the period, the largest positive contributor to return was Atara Biotherapeutics Inc. (ATRA US), adding 5.70% to the return of the Fund, gaining 160.00% with an average weighting of 5.36%. The second largest contributor to return was Iovance Biotherapeutics Inc. (IOVA US), adding 4.54% to the return of the Fund, gaining 207.83% with an average weighting of 4.48%. The third largest contributor to return was BeiGene Ltd. (BGNE US), adding 4.23% to the return of the Fund, gaining 157.59% with an average weighting of 4.93%.

For the period, the largest negative contributor to return was Five Prime Therapeutics Inc. (FPRX US), detracting 2.63% from the return of the Fund, declining 58.73% with an average weighting of 3.02%. The security contributing second-most negatively was NewLink Genetics Corp. (NLNK US), detracting 2.34% from the return of the Fund, and declining 49.18% with an average weighting of 2.23%. The third largest negative contributor to return was ZIOPHARM Oncology Inc. (ZIOP US), detracting 2.11% from the return of the Fund, and declining 54.30% with an average weight of 2.78%.

We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Loncar Cancer Immunotherapy ETF

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Loncar Cancer Immunotherapy Index is an index of 25 securities that have a strategic focus on the area of cancer immunotherapy, or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar China BioPharma ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar China Biopharma ETF (“CHNA” or the “Fund”). The following information pertains to the fiscal period of inception date of August 14, 2018 through August 31, 2018.

The Fund seeks to track the total return performance, before fees and expenses, of the Loncar China BioPharma Index (the “Index”). The Index tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry.

The Fund had positive performance during the fiscal period ending on August 31, 2018. The market price for CHNA increased 0.44% and the NAV increased 0.01%, while the Nasdaq Biotechnology Index gained 4.14% over the same period. The Fund’s Index returned 0.00%.  Meanwhile, outstanding shares ended the period at 100,000.

For the period, the largest positive contributor to return was Sinopharm Group Co. Ltd. (1099 HK), adding 0.50% to the return of the Fund, gaining 9.70% with an average weighting of 5.35%. The second largest contributor to return was SSY Group Ltd. (2005 HK), adding 0.44% to the return of the Fund, gaining 13.02% with an average weighting of 3.53%.  The third largest contributor to return was Beigene Ltd. (BGNE US), adding 0.39% to the return of the Fund, gaining 8.25% with an average weighting of 4.79%.

For the period, the largest negative contributor to return was Shanghai Fosun Pharmaceutical Co. (2196 HK), detracting 0.55% from the return of the Fund, declining 10.82% with an average weighting of 4.77%. The security contributing second-most negatively was CASI Pharmaceuticals Inc. (CASI US), detracting 0.31% from the return of the Fund, and declining 11.58% with an average weighting of 2.61%. The third largest negative contributor to return was Guangzhou Baiyunshan Pharmaceutical Holdings Co. (874 HK), detracting 0.27% from the return of the Fund, and declining 8.24% with an average weight of 3.33%.

We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Loncar China BioPharma ETF

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

The Nasdaq Biotechnology Index – An index designed to track the performance of a set of securities listed on The NASDAQ Stock Market® (Nasdaq®) that are classified as either biotechnology or pharmaceutical companies, and is a modified market capitalization weighted index. Quotes for the Index can be found under the symbol “XNBI” on the Bloomberg Professional service and other financial data providers.

The Loncar China BioPharma Index – an index that tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry. Quotes for the Index can be found under the symbol “LCHINA” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar China BioPharma ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

		Since
Average Annual Returns		Inception
Period Ending August 31, 2018	1 Year	10/13/15
Loncar Cancer Immunotherapy ETF – NAV	1.63%	1.64%
Loncar Cancer Immunotherapy ETF – Market	1.27%	1.57%
Loncar Cancer Immunotherapy Index	2.47%	2.53%
S&P 500® Index	19.66%	16.07%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 13, 2015 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Loncar China BioPharma ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

Since
Cumulative Returns	Inception
Period Ending August 31, 2018	8/14/18
Loncar China BioPharma ETF – NAV	0.01%
Loncar China BioPharma ETF – Market	0.44%
Loncar China BioPharma Index	0.00%
Nasdaq Biotechnology Index	4.14%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 14, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Loncar Cancer Immunotherapy ETF

PORTFOLIO ALLOCATION
As of August 31, 2018 (Unaudited)

Percentage of
Industry Group	Net Assets
Biotechnology	77.7%
Pharmaceuticals	22.2
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	0.0 +
Total	100.0%

+  Represents less than 0.05% of net assets.

Loncar China BioPharma ETF

PORTFOLIO ALLOCATION
As of August 31, 2018 (Unaudited)

Percentage of
Industry Group	Net Assets
Pharmaceuticals	42.6%
Biotechnology	37.1
Biotechnology Services	7.4
Pharmaceutical Manufacturing	7.1
Pharmaceutical Distribution	5.6
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	0.0 +
Total	100.0%

+  Represents less than 0.05% of net assets.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
August 31, 2018

Shares	Security Description	Value
	COMMON STOCKS – 99.9%

	Biotechnology – 77.7%
197,131	Adaptimmune Therapeutics plc – ADR (a)	$2,270,949
312,092	Aduro Biotech, Inc. (a)	2,309,481
149,635	Arcus Biosciences, Inc. (a)	2,154,744
52,644	Atara Biotherapeutics, Inc. (a)	2,155,772
13,739	BeiGene, Ltd. – ADR (a)	2,439,085
12,200	Bluebird Bio, Inc. (a)	2,053,260
77,173	Cellectis S.A. – ADR (a)	2,274,288
95,742	CytomX Therapeutics, Inc. (a)	2,153,238
151,906	Dynavax Technologies Corporation (a)	2,103,898
199,024	Fate Therapeutics, Inc. (a)	2,565,419
136,232	Five Prime Therapeutics, Inc. (a)	1,907,248
183,465	Iovance Biotherapeutics, Inc. (a)	3,247,331
106,807	MacroGenics, Inc. (a)	2,335,869
48,638	Mirati Therapeutics, Inc. (a)	2,750,479
83,720	MorphoSys AG – ADR (a)	2,475,601
42,602	Nektar Therapeutics (a)	2,832,607
327,610	Sorrento Therapeutics, Inc. (a)	1,818,236
58,714	Xencor, Inc. (a)	2,453,658
562,787	ZIOPHARM Oncology, Inc. (a)	1,643,338
145,467	Zymeworks, Inc. (a)	2,043,811
		45,988,312
	Pharmaceuticals – 22.2%
66,757	AstraZeneca plc – ADR	2,559,463
45,050	Bristol-Myers Squibb Company	2,727,777
33,781	Gilead Sciences, Inc.	2,558,235
39,022	Merck & Company, Inc.	2,676,519
31,784	Novartis AG – ADR	2,638,390
		13,160,384
	TOTAL COMMON STOCKS (Cost $54,161,465)	59,148,696

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 0.1%
31,559	Invesco Short-Term Investments Trust – Government &
	Agency Portfolio, Institutional Class, 1.85%*	$31,559
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,559)	31,559
	TOTAL INVESTMENTS – 100% (Cost $54,193,024)	59,180,255
	Liabilities in Excess of Other Assets – 0.0%+	(7,801)
	NET ASSETS – 100.0%	$59,172,454

Percentages are stated as a percent of net assets.


To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of August 31, 2018.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

SCHEDULE OF INVESTMENTS
August 31, 2018

Shares	Security Description	Value
	COMMON STOCKS – 99.8%

	Biotechnology – 37.1%
41,000	3SBio, Inc.	$78,250
698	BeiGene, Ltd. – ADR (a)	123,916
8,508	CASI Pharmaceuticals, Inc. (a)	59,131
2,904	Cellular Biomedicine Group, Inc. (a)	61,710
902	China Biologic Products Holdings, Inc. (a)	80,873
74,000	Essex Bio-technology, Ltd.	63,074
40,000	Genscript Biotech Corporation (a)	86,127
2,714	Hutchison China MediTech, Ltd. – ADR (a)	79,412
12,200	Shanghai Haohai Biological
	Technology Company, Ltd.	91,241
92,000	Sino Biopharmaceutical, Ltd.	116,510
3,856	Zai Lab, Ltd. – ADR (a)	87,647
		927,891
	Biotechnology Services – 7.4%
136,000	Austar Lifesciences, Ltd. (a)	58,046
13,000	Wuxi Biologics Cayman, Inc. (a)	128,362
		186,408
	Pharmaceutical Distribution – 5.6%
28,000	Sinopharm Group Company, Ltd.	139,306

	Pharmaceutical Manufacturing – 7.1%
104,000	SSY Group, Ltd.	96,727
17,600	YiChang HEC ChangJiang
	Pharmaceutical Company, Ltd.	80,388
		177,115
	Pharmaceuticals – 42.6%
62,000	Ascletis Pharma, Inc. (a)	72,989
140,000	China Grand Pharmaceutical and
	Healthcare Holdings, Ltd. (a)	96,319
49,000	China Medical System Holdings, Ltd.	81,158
60,000	China Resources Pharmaceutical Group, Ltd.	96,013
48,000	CSPC Pharmaceutical Group, Ltd.	121,087
22,000	Guangzhou Baiyunshan Pharmaceutical
	Holdings Company, Ltd.	81,005
66,000	Lee's Pharmaceutical Holdings, Ltd.	59,114

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Pharmaceuticals (Continued)
19,400	Livzon Pharmaceutical Group, Inc.	$78,352
93,000	Luye Pharma Group, Ltd.	87,563
27,000	Shanghai Fosun Pharmaceutical
	Group Company, Ltd.	109,047
33,600	Shanghai Pharmaceuticals Holding Company, Ltd.	88,186
426,000	Sihuan Pharmaceutical Holdings Group, Ltd.	94,439
		1,065,272
	TOTAL COMMON STOCKS (Cost $2,509,516)	2,495,992

	SHORT-TERM INVESTMENTS – 0.2%
5,014	First American Government
	Obligations Fund, Class X, 1.84%*	5,014
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,014)	5,014
	TOTAL INVESTMENTS – 100.0% (Cost $2,514,530)	2,501,006
	Liabilities in Excess of Other Assets – 0.0%+	(833)
	NET ASSETS – 100.0%	$2,500,173

Percentages are stated as a percent of net assets.


To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of August, 31, 2018.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

STATEMENTS OF ASSETS & LIABILITIES
August 31, 2018

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF
ASSETS
Investments in securities, at value* (Note 2)	$59,180,255	$2,501,006
Dividends and interest receivable	29,852	8
Total assets	59,210,107	2,501,014

LIABILITIES
Management fees payable	37,653	841
Total liabilities	37,653	841

NET ASSETS	$59,172,454	$2,500,173

Net assets consist of:
Paid-in capital	$66,823,602	$2,514,530
Undistributed (accumulated)
net investment income (loss)	(700,692)	(833)
Accumulated net realized
gain (loss) on investments	(11,937,687)	—
Net unrealized appreciation (depreciation) on:
Investments	4,987,231	(13,524)
Net assets	$59,172,454	$2,500,173

Net asset value:
Net assets	59,172,454	2,500,173
Shares outstanding^	2,300,000	100,000
Net asset value, offering and
redemption price per share	$25.73	$25.00
* Identified Cost:
Investment in securities	$54,193,024	$2,514,530

^   No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

STATEMENTS OF OPERATIONS
For the Year/Period Ended August 31, 2018

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF*
INCOME
Dividends+	$236,048	$—
Interest	1,017	8
Total investment income	237,065	8

EXPENSES
Management fees	414,521	841
Total expenses	414,521	841
Net investment income (loss)	(177,456)	(833)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(3,429,316)	14,530
Change in unrealized appreciation (depreciation) on:
Investments	937,700	(13,524)
Net realized and unrealized
gain (loss) on investments	(2,491,616)	1,006
Net increase (decrease) in net assets
resulting from operations	$(2,669,072)	$173

*	The Fund commenced operations on August 14, 2018. The information presented is from August 14, 2018 to August 31, 2018.
+	Net of foreign withholding taxes of $7,720 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
OPERATIONS
Net investment income (loss)	$(177,456)	$(70,423)
Net realized gain (loss) on investments	(3,429,316)	(2,483,380)
Change in unrealized appreciation
(depreciation) on investments	937,700	6,010,282
Net increase (decrease) in net
assets resulting from operations	(2,669,072)	3,456,479

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(560,319)	—
Total distributions to shareholders	(560,319)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	35,514,770	19,463,770
Payments for shares redeemed	(14,209,925)	(3,498,250)
Net increase (decrease) in net assets derived
from capital share transactions (a)	21,304,845	15,965,520
Net increase (decrease) in net assets	$18,075,454	$19,421,999

NET ASSETS
Beginning of year	$41,097,000	$21,675,001
End of year	$59,172,454	$41,097,000
Undistributed (accumulated)
net investment income (loss)	$(700,692)	$(77,237)

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
	Shares	Shares
Subscriptions	1,250,000	850,000
Redemptions	(550,000)	(150,000)
Net increase (decrease)	700,000	700,000

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2018*
OPERATIONS
Net investment income (loss)	$(833)
Net realized gain (loss) on investments	14,530
Change in unrealized appreciation
(depreciation) on investments	(13,524)
Net increase (decrease) in net
assets resulting from operations	173

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,720,580
Payments for shares redeemed	(1,220,580)
Net increase (decrease) in net assets derived
from capital share transactions (a)	2,500,000
Net increase (decrease) in net assets	$2,500,173

NET ASSETS
Beginning of period	$—
End of period	$2,500,173
Undistributed (accumulated) net investment income (loss)	$(833)

(a)	A summary of capital share transactions is as follows:

Period Ended
August 31, 2018
Shares
Subscriptions	150,000
Redemptions	(50,000)
Net increase (decrease)	100,000

*	The Fund commenced operations on August 14, 2018. The information presented is from August 14, 2018 to August 31, 2018.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,
	2018	2017	2016(1)

Net asset value,
beginning of year/period	$25.69	$24.08	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.09)	(0.06)	0.00	(3)
Net realized and unrealized
gain (loss) on investments	0.48 (7)	1.67	(0.81)
Total from investment operations	0.39	1.61	(0.81)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.35)	—	(0.11)
Total distributions	(0.35)	—	(0.11)

Net asset value, end of year/period	$25.73	$25.69	$24.08

Total return	1.63%	6.65%	(3.32	)%(4)

SUPPLEMENTAL DATA:
Net assets at end
of year/period (000’s)	$59,172	$41,097	$21,675

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79	%(5)
Net investment income (loss)
to average net assets	(0.34)%	(0.25)%	(0.02	)%(5)

Portfolio turnover rate(6)	78%	34%	46	%(4)

(1)	Commencement of operations on October 13, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	August 31,
	2018(1)

Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.01)
Net realized and unrealized gain (loss) on investments	0.01
Total from investment operations	—

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—
Total distributions	—

Net asset value, end of period	$25.00

Total return	0.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,500

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	(0.78	)%(4)

Portfolio turnover rate(5)	0	%(3)

(1)	Commencement of operations on August 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018

NOTE 1 – ORGANIZATION

Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Loncar Cancer Immunotherapy ETF investment objective is to seek the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index. The Loncar China BioPharma ETF investment objective is to track the performance, before fees and expenses, of the Loncar China BioPharma Index.  The Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF commenced operations on October 13, 2015 and August 14, 2018, respectively.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2018:

Loncar Cancer Immunotherapy ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$59,148,696	$—	$—	$59,148,696
Short-Term Investments	31,559	—	—	31,559
Total Investments
in Securities, at value	$59,180,255	$—	$—	$59,180,255

^ See Schedule of Investments for breakout of investments by industry group classification.

Loncar China BioPharma ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,495,992	$—	$—	$2,495,992
Short-Term Investments	5,014	—	—	5,014
Total Investments
in Securities, at value	$2,501,006	$—	$—	$2,501,006

^ See Schedule of Investments for breakout of investments by industry group classification.

Transfers between levels are recognized at the end of the reporting period. For the period ended August 31, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended August 31, 2018, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Funds are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

The permanent differences are primarily due to differing book and tax treatments for in-kind transactions and passive foreign investment company (“PFIC”) adjustments, if any. For the period ended August 31, 2018, the following table shows the reclassifications made:

	Undistributed Net	Accumulated
	Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Loncar Cancer
Immunotherapy ETF	$114,320	$(4,304,504)	$4,190,184
Loncar China BioPharma ETF	—	(14,530)	14,530

During the period ended August 31, 2018, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

Loncar Cancer Immunotherapy ETF	$4,186,699
Loncar China BioPharma ETF	14,530

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to August 31, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.
New Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to each Fund, each Fund pays the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year/period ended August 31, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$41,003,484	$41,557,491
Loncar China BioPharma ETF	$13,565	$—

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

During the year or period ended August 31, 2018, there were no purchases or sales of U.S. Government securities.

During the year or period ended August 31, 2018, in-kind transactions associated with creations and redemptions were as follow:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$35,312,325	$14,213,727
Loncar China BioPharma ETF	$3,700,090	$1,218,669

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at August 31, 2018 were as follows:

	Loncar Cancer	Loncar China
	Immunotherapy	BioPharma
	ETF	ETF
Tax cost of investments	$56,103,485	$2,514,530
Gross tax unrealized appreciation	10,307,646	64,013
Gross tax unrealized depreciation	(7,230,876)	(77,537)
Total unrealized appreciation/(depreciation)	$3,076,770	$(13,524)
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Total distributable earnings	—	—
Other accumulated gain/(loss)	(10,727,918)	(833)
Total accumulated gain/(loss)	$(7,651,148)	$(14,357)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of PFICs.

As of August 31, 2018, Loncar Cancer Immunotherapy ETF deferred, on a tax-basis, no post-October losses, and $514,452 of late-year ordinary losses. The Loncar China BioPharma ETF deferred, on a tax-basis, no post-October losses, and $833 of late-year ordinary losses.

As of August 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Loncar Cancer Immunotherapy ETF	$6,762,179	$3,451,287	No Expiration
Loncar China BioPharma ETF	$—	$—	No Expiration

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2018 were as follows:

	Ordinary Income	Capital Gains
Loncar Cancer Immunotherapy ETF	$560,319	$—
Loncar China BioPharma ETF	$—	$—

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2017 were as follows:

	Ordinary Income	Capital Gains
Loncar Cancer Immunotherapy ETF	$—	$—
Loncar China BioPharma ETF	N/A	N/A

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Loncar Cancer Immunotherapy ETF is $150 and the Loncar China BioPharma ETF fee is $750, both payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Continued)

to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in capital shares transactions section of the Statements of Changes in Net Assets. There were no variable fees received during the period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Loncar Cancer Immunotherapy ETF:

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective, or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar China BioPharma ETF:

China Biopharma Risk. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government. In the event that a product is discovered to be not compliant with the government’s standards and specifications, the health department may revoke its approval of such product, or otherwise limit the use of such product. Additionally, the process of conducting research and various tests on new products before obtaining a new medicine certificate from the China National Drug Administration (“CNDA”) and subsequent procedures may take several years, and the price of certain biopharma products may be regulated in China. Changes in these laws and regulations, including banning or limiting certain products, could have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies held by the Fund.

Currency Exchange Rate Risk. The Fund’s assets include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loncar ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Loncar Cancer Immunotherapy ETF and
Loncar China BioPharma ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets & liabilities, including the schedules of investments, of Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2018, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for Loncar Cancer Immunotherapy ETF and the related statements of operations and changes in net assets and the financial highlights for the period August 14, 2018 (commencement of operations) to August 31, 2018 for Loncar China BioPharma ETF, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 29, 2018

Loncar ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	40	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin, Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President,	40	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	40	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds
		2018	Limited Partnership		(9 portfolios)
			(investment adviser) (2000–		(since 2018).
2013); Executive Vice
President and General
Counsel, Artisan Partners
Asset Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	40	None
Born: 1967	and	term;	U.S. Bancorp Fund
	Chairman	Trustee	Services, LLC (since 2013);
		since	Managing Director of
		2014;	Index Services, Zacks
		Chairman	Investment Management
		since	(2011–2013).
2013

Loncar ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services,LLC
Born: 1981	President	term;	(since 2012); Associate, Thompson Hine LLP
	and	since 2014	(law firm) (2008–2012).
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services,LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since	Services,LLC (2014–2015); Assistant Vice President,
		2015	U.S. Bancorp Fund Services,LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services,LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services,LLC (2011-2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services,LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services,LLC (2012-2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012-2016).

The Statement of Additional Information includes additional information about the Trustees as is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.loncarfunds.com.

Loncar ETFs

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2018 (Unaudited)

As a shareholder of Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 – August 31, 2018) for Loncar Cancer Immunotherapy ETF and current period (August 14, 2018 – August 31, 2018) for Loncar China BioPharma ETF.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Loncar ETFs

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2018 (Unaudited) (Continued)

Loncar Cancer Immunotherapy ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	March 1, 2018	August 31, 2018	During the Period(1)
Actual	$1,000.00	$ 900.40	$3.78
Hypothetical (5% annual	$1,000.00	$1,021.22	$4.02
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Loncar China BioPharma ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	August 14, 2018(2)	August 31, 2018	During the Period
Actual	$1,000.00	$1,000.10	$0.37(3)
Hypothetical (5% annual	$1,000.00	$1,021.22	$4.02(4)
return before expenses)

(2)	Fund Commencement.
(3)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 17 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(4)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Loncar ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 12, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Loncar China BioPharma ETF (the “Fund” or “CHNA”), and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser, the Sub-Adviser, or their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s personnel, other clients, and financial information. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to CHNA. In considering

Loncar ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program, as well as their experience with the Adviser as the investment adviser to certain other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the ownership structure of the firm, and the firm’s financial resources.

The Board also considered other services to be provided to CHNA, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various CHNA policies and procedures and with applicable securities regulations, and monitoring the extent to which CHNA achieved its investment objective as a passively-managed fund.

Historical Performance.  The Board noted that CHNA had not yet commenced operations and concluded that the performance of CHNA, thus, was not a relevant factor in their deliberations. The Board also considered that, because CHNA is designed to track the performance of an index and the trading for CHNA would be handled by a sub-adviser, CHNA’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to CHNA’s performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether CHNA’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale.  The Board then reviewed the proposed expense ratio for CHNA and compared it to the universe of Health ETFs and China ETFs as reported by Morningstar. The Board noted that the proposed expense ratio for CHNA was significantly above the median for Health ETFs and slightly above the median for China ETFs. The Board determined that CHNA’s expense ratio was reasonable given the unique nature of the index and that it is the first global index for the Chinese biopharmaceutical industry.

The Board took into consideration that the advisory fee for CHNA was a “unified fee,” meaning it would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the CHNA’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with CHNA, taking into account an analysis of the

Loncar ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

Adviser’s profitability with respect to CHNA and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that CHNA had not yet commenced operations and consequently, the future size of CHNA was generally unpredictable. The Board noted it intends to monitor fees as CHNA grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to CHNA under the Sub-Advisory Agreement, noting that VIA would provide investment management services to CHNA, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that VIA would have as CHNA’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of CHNA; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of CHNA’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to CHNA.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to VIA and they had reviewed additional detailed information about VIA at previous Board meetings. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that CHNA had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to CHNA. The Board also considered that,

Loncar ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATION
(Unaudited) (Continued)

because the investment objective of CHNA is to track the performance of an index, the Board in the future would focus on the extent to which CHNA achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by ETC to VIA for its services to CHNA. The Board considered the fees to be paid to VIA would be paid by ETC from the fee ETC received from CHNA and noted that the fee reflected an arm’s-length negotiation between ETC and VIA based on the nature and expected size of CHNA. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with CHNA, taking into account an analysis of VIA’s profitability with respect to CHNA.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Loncar ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended August 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 72.39% for Loncar Cancer Immunotherapy ETF, and 0.00% for Loncar China BioPharma ETF.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2018, was 37.36% for Loncar Cancer Immunotherapy ETF, and 0.00% for Loncar China BioPharma ETF.

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for Loncar Cancer Immunotherapy ETF was 0.00%, and Loncar China BioPharma ETF was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.loncarfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.loncarfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.loncarfunds.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Index Provider
Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Ave, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF
Symbol – CNCR
CUSIP – 26922A826

Loncar China BioPharma ETF
Symbol – CHNA
CUSIP – 26922A370

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Loncar Cancer Immunotherapy ETF
	FYE 8/31/2018	FYE 8/31/2017
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Loncar China BioPharma ETF
	FYE 8/31/2018	FYE 8/31/2017
Audit Fees	$15,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Loncar Cancer Immunotherapy ETF
	FYE 8/31/2018	FYE 8/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Loncar China BioPharma ETF
	FYE 8/31/2018	FYE 8/31/2017
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Loncar Cancer Immunotherapy ETF

Non-Audit Related Fees	FYE 08/31/2018	FYE 08/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Loncar China BioPharma ETF

Non-Audit Related Fees	FYE 08/31/2018	FYE 08/31/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul Fearday
Paul Fearday, President (principal executive officer)

Date    October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul Fearday
Paul Fearday, President (principal executive officer)

Date    October 26, 2018

By (Signature and Title)*    /s/Elizabeth Winske
Elizabeth Winske, Assistant Treasurer (acting principal financial officer)

Date    October 26, 2018

* Print the name and title of each signing officer under his or her signature.